Share-Based Compensation - Schedule of Non-Vested Share Option Activity (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Share-Based Compensation [Line Items]
Number of non-vested share options, Outstanding at January 1, 2012	2,731,406
Number of non-vested share options, Granted	1,320,864
Number of non-vested share options, Vested	(1,214,942)
Number of non-vested share options, Forfeited	(169,328)
Number of non-vested share options, Outstanding at December 31, 2012	2,668,000
Number of non-vested share options, Expected to vest at December 31, 2012	2,423,713
Weighted average grant-date fair value of non-vested share options, Outstanding at January 1, 2012	$ 7.96
Weighted average grant-date fair value of non-vested share options, Granted	$ 9.77
Weighted average grant-date fair value of non-vested share options, Vested	$ 7.03
Weighted average grant-date fair value of non-vested share options, Forfeited	$ 5.73
Weighted average grant-date fair value of non-vested share options, Outstanding at December 31, 2012	$ 9.17
Weighted average grant-date fair value of non-vested share options, Expected to vest at December 31, 2012	$ 9.20